UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	10.1	12.3
Dell, Inc.	4.2	2.4
Fifth Third Bancorp	2.6	3.5
Samsung Electronics Co. Ltd.	2.1	1.8
Nextel Communications, Inc. Class A	2.1	1.7
Intel Corp.	1.9	0.0
Telefonaktiebolaget LM Ericsson ADR	1.6	1.0
Sun Microsystems, Inc.	1.4	0.3
Alcatel SA sponsored ADR	1.4	0.9
Yahoo!, Inc.	1.3	0.8
	28.7
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	54.7	45.2
Consumer Discretionary	13.9	19.2
Health Care	10.1	14.7
Industrials	7.5	6.9
Financials	5.6	6.7
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 100.0%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	13.2%	** Foreign investments	10.2%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.3%
Gentex Corp.	198,048	$ 8,661
Keystone Automotive Industries, Inc. (a)	507,800	14,604
		23,265
Hotels, Restaurants & Leisure - 0.7%
Applebee's International, Inc.	833,092	31,757
Panera Bread Co. Class A (a)	644,100	26,247
		58,004
Household Durables - 0.1%
Garmin Ltd.	138,507	7,360
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	854,400	43,130
Drugstore.com, Inc. (a)	1,625,500	11,037
eBay, Inc. (a)	1,465,700	98,246
eDiets.com, Inc. Class A (a)	630,700	4,573
InterActiveCorp (a)	1,795,600	58,177
		215,163
Leisure Equipment & Products - 0.3%
SCP Pool Corp. (a)	708,600	22,711
Media - 5.2%
Clear Channel Communications, Inc.	1,003,328	45,140
Cumulus Media, Inc. Class A (a)	1,600,500	32,714
EchoStar Communications Corp. Class A (a)	1,556,971	56,829
Emmis Communications Corp. Class A (a)	508,400	13,203
Gemstar-TV Guide International, Inc. (a)	3,696,000	21,622
Hughes Electronics Corp. (a)	1,045,237	17,497
Lamar Advertising Co. Class A (a)	1,330,700	51,205
Liberty Media Corp. Class A (a)	1,936,800	22,544
NTL, Inc. (a)	1,055,143	69,998
Pixar (a)	247,200	16,439
Radio One, Inc. Class D (non-vtg.) (a)	416,000	7,667
Sirius Satellite Radio, Inc. (a)	8,328,800	22,654
Sogecable SA (a)	302,800	13,011
XM Satellite Radio Holdings, Inc. Class A (a)	1,777,800	41,956
		432,479
Multiline Retail - 0.2%
Dollar Tree Stores, Inc. (a)	463,300	14,830
Specialty Retail - 4.5%
AC Moore Arts & Crafts, Inc. (a)	164,500	3,700
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc. (a)	480,000	$ 8,928
bebe Stores, Inc. (a)	232,732	6,312
Big 5 Sporting Goods Corp. (a)	359,000	8,824
Guitar Center, Inc. (a)	506,000	17,386
Hollywood Entertainment Corp. (a)(c)	3,232,900	38,956
Hot Topic, Inc. (a)	1,935,300	58,969
Movie Gallery, Inc.	841,850	16,888
O'Reilly Automotive, Inc. (a)	208,600	8,025
PETCO Animal Supplies, Inc. (a)	604,800	19,178
PETsMART, Inc.	874,200	20,517
Regis Corp.	590,600	25,514
Rent-A-Center, Inc. (a)	541,300	16,872
Ross Stores, Inc.	1,882,300	52,610
Select Comfort Corp. (a)	639,500	14,888
Staples, Inc. (a)	1,102,300	29,332
Steiner Leisure Ltd. (a)	440,800	7,498
West Marine, Inc. (a)	579,700	15,948
Wet Seal, Inc. Class A (a)	913,800	8,005
		378,350
TOTAL CONSUMER DISCRETIONARY		1,152,162
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.7%
Performance Food Group Co. (a)	977,350	30,630
Whole Foods Market, Inc.	363,580	24,531
		55,161
Food Products - 0.3%
Central Garden & Pet Co. Class A (a)	589,575	19,969
SunOpta, Inc. (a)	834,600	7,998
		27,967
Personal Products - 0.2%
NBTY, Inc. (a)	581,500	19,062
TOTAL CONSUMER STAPLES		102,190
ENERGY - 1.7%
Energy Equipment & Services - 1.4%
Cal Dive International, Inc. (a)	593,200	13,632
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc. (a)	2,876,800	$ 99,480
W-H Energy Services, Inc. (a)	343,800	5,442
		118,554
Oil & Gas - 0.3%
Golar LNG Ltd. (Nasdaq) (a)	723,100	11,332
Valero Energy Corp.	173,300	9,171
		20,503
TOTAL ENERGY		139,057
FINANCIALS - 5.6%
Capital Markets - 0.8%
Ameritrade Holding Corp. (a)	1,270,700	20,141
E*TRADE Group, Inc. (a)	981,100	13,726
Investors Financial Services Corp.	872,879	36,172
		70,039
Commercial Banks - 4.3%
Fifth Third Bancorp	3,715,100	214,696
Silicon Valley Bancshares (a)	624,000	21,578
SouthTrust Corp.	918,300	31,213
Sumitomo Mitsui Financial Group, Inc.	8,243	44,422
Texas Regional Bancshares, Inc. Class A	217,500	8,361
UCBH Holdings, Inc.	353,400	14,087
Zions Bancorp	446,100	26,159
		360,516
Insurance - 0.2%
Cincinnati Financial Corp.	346,000	14,989
Thrifts & Mortgage Finance - 0.3%
NetBank, Inc.	741,800	8,457
New York Community Bancorp, Inc.	318,600	13,142
		21,599
TOTAL FINANCIALS		467,143
HEALTH CARE - 10.1%
Biotechnology - 3.3%
Alkermes, Inc. (a)	704,800	10,558
Amgen, Inc. (a)	830,607	53,566
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	726,400	$ 39,821
Dendreon Corp. (a)	828,800	11,603
Exact Sciences Corp. (a)	188,300	1,486
Genentech, Inc. (a)	565,400	53,996
Gilead Sciences, Inc. (a)	214,500	11,770
IDEXX Laboratories, Inc. (a)	235,000	11,522
ImmunoGen, Inc. (a)	276,800	1,843
Invitrogen Corp. (a)	600,500	46,239
MedImmune, Inc. (a)	582,100	13,679
Millennium Pharmaceuticals, Inc. (a)	735,100	12,967
Seattle Genetics, Inc. (a)	551,300	5,695
Serologicals Corp. (a)	164,600	2,639
		277,384
Health Care Equipment & Supplies - 2.3%
Advanced Neuromodulation Systems, Inc. (a)	177,750	7,855
American Medical Systems Holdings, Inc. (a)	905,700	25,178
Biomet, Inc.	1,149,838	44,453
Cooper Companies, Inc.	288,300	13,954
DENTSPLY International, Inc.	651,350	27,357
Epix Medical, Inc. (a)	695,841	13,012
Nektar Therapeutics (a)	461,900	7,889
PolyMedica Corp.	308,400	8,173
Respironics, Inc. (a)	914,600	45,035
		192,906
Health Care Providers & Services - 3.2%
Accredo Health, Inc. (a)	409,200	13,872
AdvancePCS Class A (a)	236,000	13,473
Cerner Corp. (a)	474,300	18,593
Express Scripts, Inc. (a)	581,600	40,229
HealthSouth Corp. (a)	2,397,900	12,061
Henry Schein, Inc. (a)	351,300	24,640
Humana, Inc. (a)	677,100	15,797
IMPATH, Inc. (a)	438,900	2,590
Lincare Holdings, Inc. (a)	264,500	8,512
Mariner Health Care, Inc. (a)	236,100	5,017
Patterson Dental Co. (a)	511,900	33,760
Sun Healthcare Group, Inc. (a)	177,500	2,531
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	1,297,300	$ 16,087
WebMD Corp. (a)	5,978,200	53,804
		260,966
Pharmaceuticals - 1.3%
Forest Laboratories, Inc. (a)	276,200	20,574
Johnson & Johnson	301,100	16,085
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,141,200	71,428
		108,087
TOTAL HEALTH CARE		839,343
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.2%
Bombardier, Inc. Class B (sub. vtg.)	1,968,400	8,897
Honeywell International, Inc.	238,900	8,629
		17,526
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	247,108	9,365
CNF, Inc.	248,200	7,928
Expeditors International of Washington, Inc.	556,120	20,804
		38,097
Airlines - 0.5%
JetBlue Airways Corp. (a)	1,494,756	33,976
Ryanair Holdings PLC sponsored ADR (a)	247,300	8,656
		42,632
Building Products - 0.1%
Trex Co., Inc. (a)	125,900	4,879
Commercial Services & Supplies - 3.4%
Apollo Group, Inc.:
- University of Phoenix Online (a)	197,700	15,454
Class A (a)	131,000	9,728
Career Education Corp. (a)	351,000	17,676
Cintas Corp.	893,400	40,337
Corinthian Colleges, Inc. (a)	619,000	38,558
Education Management Corp. (a)	373,000	12,522
Herman Miller, Inc.	1,215,100	29,333
Monster Worldwide, Inc. (a)	325,100	7,958
Stericycle, Inc. (a)	300,800	13,295
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Strayer Education, Inc.	534,700	$ 60,368
Sylvan Learning Systems, Inc. (a)	651,400	19,679
Waste Management, Inc.	663,800	18,427
		283,335
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV	107,300	3,279
Washington Group International, Inc. (a)	222,300	8,265
		11,544
Electrical Equipment - 0.1%
A.O. Smith Corp.	262,600	8,196
Industrial Conglomerates - 0.5%
Siemens AG sponsored ADR	288,200	23,454
Tyco International Ltd.	744,700	19,921
		43,375
Machinery - 0.3%
PACCAR, Inc.	245,100	19,272
Timken Co.	399,500	8,809
		28,081
Road & Rail - 1.4%
Arkansas Best Corp. (c)	1,459,408	41,345
Heartland Express, Inc.	367,200	8,020
Laidlaw International, Inc. (a)	1,049,600	15,047
Landstar System, Inc. (a)	499,400	18,083
USF Corp.	821,300	28,105
Yellow Roadway Corp. (a)	229,000	7,202
		117,802
Trading Companies & Distributors - 0.3%
Fastenal Co.	467,000	22,453
MSC Industrial Direct Co., Inc. Class A	146,400	4,136
		26,589
TOTAL INDUSTRIALS		622,056
INFORMATION TECHNOLOGY - 54.7%
Communications Equipment - 7.7%
ADC Telecommunications, Inc. (a)	7,707,600	26,977
Adtran, Inc.	192,100	6,612
Alcatel SA sponsored ADR (a)	6,893,200	115,461
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alvarion Ltd. (a)	609,500	$ 8,399
Arris Group, Inc. (a)	93,200	857
Avaya, Inc. (a)	1,595,200	27,725
Avocent Corp. (a)	394,900	14,438
CIENA Corp. (a)	4,127,100	29,921
Comverse Technology, Inc. (a)	3,551,700	62,510
Corvis Corp. (a)	5,523,500	13,312
Enterasys Networks, Inc. (a)	5,130,000	21,803
JDS Uniphase Corp. (a)	1,783,100	9,094
Juniper Networks, Inc. (a)	439,500	12,697
Marconi Corp. PLC (a)	2,115,204	25,350
McDATA Corp. Class A (a)	1,333,000	11,717
Motorola, Inc.	4,809,230	79,737
Powerwave Technologies, Inc. (a)	1,141,599	11,245
Redback Networks, Inc. (a)	1,944,500	16,839
SeaChange International, Inc. (a)	406,100	8,203
Telefonaktiebolaget LM Ericsson ADR (a)	5,889,300	135,454
		638,351
Computers & Peripherals - 9.4%
Apple Computer, Inc. (a)	1,834,200	41,380
Avid Technology, Inc. (a)	182,700	8,651
Concurrent Computer Corp. (a)	1,665,700	8,029
Dell, Inc. (a)	10,326,300	345,621
Diebold, Inc.	200,000	10,478
Electronics for Imaging, Inc. (a)	1,669,599	44,695
Hutchinson Technology, Inc. (a)	320,987	9,479
Komag, Inc. (a)	398,600	7,721
Maxtor Corp. (a)	2,088,800	19,321
PalmOne, Inc. (a)	682,700	7,032
SanDisk Corp. (a)	132,800	7,230
Seagate Technology	5,536,600	90,247
Sun Microsystems, Inc. (a)	22,411,645	119,006
Synaptics, Inc. (a)	841,600	15,847
Western Digital Corp. (a)	4,459,000	45,616
		780,353
Electronic Equipment & Instruments - 4.3%
Agilysys, Inc.	400,000	5,292
AU Optronics Corp. sponsored ADR	1,259,300	19,015
AVX Corp.	459,100	7,993
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
CDW Corp.	315,400	$ 21,428
Celestica, Inc. (sub. vtg.) (a)	2,089,700	35,872
DDi Corp. (a)	461,100	8,300
Electro Scientific Industries, Inc. (a)	297,000	7,633
Flextronics International Ltd. (a)	4,394,500	83,496
Hon Hai Precision Industries Co. Ltd.	4,012,000	18,674
Ingram Micro, Inc. Class A (a)	855,200	14,282
Nano-Proprietary, Inc. (a)	2,376,500	6,654
National Instruments Corp.	163,800	8,070
Sanmina-SCI Corp. (a)	3,502,200	45,914
Solectron Corp. (a)	5,200,000	36,920
Tech Data Corp. (a)	265,400	11,011
TTM Technologies, Inc. (a)	475,000	8,313
Veeco Instruments, Inc. (a)	366,600	11,035
		349,902
Internet Software & Services - 2.4%
24/7 Real Media, Inc. (a)	2,132,200	4,158
Ariba, Inc. (a)	2,633,293	8,558
Homestore, Inc. (a)	1,802,300	7,786
j2 Global Communications, Inc. (a)	306,000	7,044
MatrixOne, Inc. (a)	606,943	4,121
Open Text Corp. (a)	677,200	17,271
SonicWALL, Inc. (a)	531,400	4,974
VeriSign, Inc. (a)	1,237,300	21,628
Vignette Corp. (a)	3,103,200	7,386
Websense, Inc. (a)	268,800	8,844
Yahoo!, Inc. (a)	2,244,708	105,165
		196,935
IT Services - 2.1%
Anteon International Corp. (a)	508,970	14,806
Cognizant Technology Solutions Corp. Class A (a)	1,449,800	78,333
CSG Systems International, Inc. (a)	500,000	7,165
Fiserv, Inc. (a)	538,700	20,126
InterCept, Inc. (a)	831,346	10,026
ManTech International Corp. Class A (a)	87,800	1,879
Syntel, Inc.	670,000	19,350
The BISYS Group, Inc. (a)	1,172,100	21,098
		172,783
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (a)	600,000	$ 8,916
Agere Systems, Inc.:
Class A (a)	9,994,000	38,477
Class B (a)	2,603,400	9,502
Analog Devices, Inc.	300,000	14,355
Applied Materials, Inc. (a)	3,102,400	67,508
ASML Holding NV (NY Shares) (a)	1,088,800	20,970
Asyst Technologies, Inc. (a)	470,200	7,203
ATI Technologies, Inc. (a)	1,332,500	21,637
Atmel Corp. (a)	1,286,800	9,085
ATMI, Inc. (a)	1,341,111	35,566
ChipPAC, Inc. Class A (a)	1,606,600	11,776
Conexant Systems, Inc. (a)	3,043,000	20,297
Cree, Inc. (a)	1,473,400	36,938
Cymer, Inc. (a)	428,881	18,875
FEI Co. (a)	694,500	17,418
GlobespanVirata, Inc. (a)	1,512,000	12,020
Integrated Circuit Systems, Inc. (a)	611,000	15,733
Integrated Device Technology, Inc. (a)	61,200	1,115
Integrated Silicon Solution, Inc. (a)	500,000	8,085
Intel Corp.	5,235,700	160,212
International Rectifier Corp. (a)	160,900	8,142
Intersil Corp. Class A	679,900	17,841
KLA-Tencor Corp. (a)	201,800	11,517
Lam Research Corp. (a)	262,400	7,019
Linear Technology Corp.	261,900	10,476
Marvell Technology Group Ltd. (a)	1,521,600	63,299
Mindspeed Technologies, Inc. (a)	1,853,033	17,956
National Semiconductor Corp. (a)	386,100	14,846
NPTest Holding Corp.	630,000	7,182
NVIDIA Corp. (a)	1,902,900	42,340
Omnivision Technologies, Inc. (a)	654,100	31,757
PMC-Sierra, Inc. (a)	821,800	18,006
Samsung Electronics Co. Ltd.	391,220	174,989
Xilinx, Inc. (a)	610,200	25,573
		986,631
Software - 16.9%
Adobe Systems, Inc.	869,200	33,429
Amdocs Ltd. (a)	1,293,600	36,699
Autodesk, Inc.	1,438,200	36,746
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Barra, Inc.	458,100	$ 14,627
BEA Systems, Inc. (a)	2,900,143	36,629
Concord Communications, Inc. (a)	427,300	7,529
Electronic Arts, Inc. (a)	914,500	42,853
Intuit, Inc. (a)	511,100	25,770
Jack Henry & Associates, Inc.	540,009	9,861
JDA Software Group, Inc. (a)	503,900	7,831
Kronos, Inc. (a)	253,500	9,851
Lawson Software, Inc. (a)	924,400	9,041
Microsoft Corp.	30,164,700	834,043
Novell, Inc. (a)	1,482,000	18,821
PalmSource, Inc. (a)	148,024	2,738
Parametric Technology Corp. (a)	1,811,600	7,591
PeopleSoft, Inc. (a)	559,100	12,049
Quest Software, Inc. (a)	558,800	9,399
Red Hat, Inc. (a)	2,575,575	49,013
Secure Computing Corp. (a)	518,200	8,887
Siebel Systems, Inc. (a)	5,192,900	69,221
Symantec Corp. (a)	420,700	16,323
Synopsys, Inc. (a)	924,100	32,611
Take-Two Interactive Software, Inc. (a)	384,300	11,145
TIBCO Software, Inc. (a)	1,118,000	8,787
VERITAS Software Corp. (a)	1,258,100	41,341
WatchGuard Technologies, Inc. (a)	1,299,500	8,252
		1,401,087
TOTAL INFORMATION TECHNOLOGY		4,526,042
MATERIALS - 0.4%
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	168,800	7,765
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	727,300	12,539
Metals & Mining - 0.1%
Durban Roodepoort Deep Ltd. sponsored ADR (a)	2,773,100	9,373
TOTAL MATERIALS		29,677
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.2%
AboveNet, Inc. (a)	22,500	$ 1,153
Qwest Communications International, Inc. (a)	5,154,500	20,824
Time Warner Telecom, Inc. Class A (a)(c)	7,124,600	77,801
		99,778
Wireless Telecommunication Services - 3.6%
Alamosa Holdings, Inc. (a)	692,800	3,942
American Tower Corp. Class A (a)	1,718,200	18,883
Nextel Communications, Inc. Class A (a)	6,480,900	171,031
Nextel Partners, Inc. Class A (a)	1,056,900	13,666
NII Holdings, Inc. Class B (a)	395,800	37,692
SBA Communications Corp. Class A (a)	704,700	3,136
Sprint Corp. - PCS Group Series 1 (a)	5,660,600	46,021
		294,371
TOTAL TELECOMMUNICATION SERVICES		394,149
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Calpine Corp. (a)	1,482,100	8,626
TOTAL COMMON STOCKS (Cost $6,546,085)		8,280,445
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 1.08% (b)	15,255,041	15,255
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	216,363,116	216,363
TOTAL MONEY MARKET FUNDS (Cost $231,618)		231,618
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $6,777,703)		8,512,063
NET OTHER ASSETS - (2.8)%		(233,298)
NET ASSETS - 100%		$ 8,278,765
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Korea (South)	2.1%
Sweden	1.6%
France	1.4%
Cayman Islands	1.2%
Canada	1.1%
Singapore	1.0%
Israel	1.0%
Bermuda	1.0%
Others (individually less than 1%)	2.8%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $2,697,506,000 and $2,723,056,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $589,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $15,736,000. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $6,593,078,000 of which $5,343,183,000 and $1,249,895,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $86,130,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $210,541) (cost $6,777,703) - See accompanying schedule		$ 8,512,063
Foreign currency held at value (cost $2)		2
Receivable for investments sold		174,854
Receivable for fund shares sold		18,718
Dividends receivable		1,437
Interest receivable		32
Prepaid expenses		39
Other receivables		845
Total assets		8,707,990

Liabilities
Payable to custodian bank	$ 58
Payable for investments purchased	191,651
Payable for fund shares redeemed	14,274
Accrued management fee	4,966
Other affiliated payables	1,632
Other payables and accrued expenses	281
Collateral on securities loaned, at value	216,363
Total liabilities		429,225

Net Assets		$ 8,278,765
Net Assets consist of:
Paid in capital		$ 12,562,641
Accumulated net investment loss		(16,584)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,001,685)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,734,393
Net Assets, for 246,006 shares outstanding		$ 8,278,765
Net Asset Value, offering price and redemption price per share ($8,278,765 ÷ 246,006 shares)		$ 33.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends (including $291 received from affiliated issuers)		$ 16,424
Interest		186
Security lending		904
Total income		17,514

Expenses
Management fee Basic fee	$ 24,146
Performance adjustment	361
Transfer agent fees	9,295
Accounting and security lending fees	447
Non-interested trustees' compensation	23
Appreciation in deferred trustee compensation account	29
Custodian fees and expenses	172
Registration fees	109
Audit	38
Legal	42
Interest	3
Miscellaneous	31
Total expenses before reductions	34,696
Expense reductions	(598)	34,098
Net investment income (loss)		(16,584)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(3,524) on sales of investments in affiliated issuers)	705,498
Foreign currency transactions	21
Total net realized gain (loss)		705,519
Change in net unrealized appreciation (depreciation) on: Investment securities	618,542
Assets and liabilities in foreign currencies	32
Total change in net unrealized appreciation (depreciation)		618,574
Net gain (loss)		1,324,093
Net increase (decrease) in net assets resulting from operations		$ 1,307,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,584)	$ (42,788)
Net realized gain (loss)	705,519	(470,173)
Change in net unrealized appreciation (depreciation)	618,574	1,696,093
Net increase (decrease) in net assets resulting from operations	1,307,509	1,183,132
Share transactions Net proceeds from sales of shares	1,533,561	2,196,106
Cost of shares redeemed	(1,603,339)	(2,249,434)
Net increase (decrease) in net assets resulting from share transactions	(69,778)	(53,328)
Total increase (decrease) in net assets	1,237,731	1,129,804

Net Assets
Beginning of period	7,041,034	5,911,230
End of period (including accumulated net investment loss of $16,584 and accumulated net investment loss of $0, respectively	$ 8,278,765	$ 7,041,034
Other Information Shares
Sold	48,807	89,080
Redeemed	(51,323)	(92,491)
Net increase (decrease)	(2,516)	(3,411)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 28.33	$ 23.46	$ 32.96	$ 69.82	$ 51.53	$ 40.03
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.24)	(.18)	(.27)	(.07)
Net realized and unrealized gain (loss)	5.39	5.04	(9.26)	(24.02)	24.07	13.95
Total from invest-ment operations	5.32	4.87	(9.50)	(24.20)	23.80	13.88
Distributions from net realized gain	-	-	-	(12.66)	(5.51)	(2.38)
Net asset value, end of period	$ 33.65	$ 28.33	$ 23.46	$ 32.96	$ 69.82	$ 51.53
Total Return B,C,D	18.78%	20.76%	(28.82)%	(42.79)%	50.05%	38.54%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	1.18%	1.14%	.97%	.76%	.75%
Expenses net of voluntary waivers, if any	.90% A	1.18%	1.14%	.97%	.76%	.75%
Expenses net of all reductions	.89% A	1.12%	1.09%	.94%	.75%	.74%
Net investment income (loss)	(.43)% A	(.71)%	(.81)%	(.40)%	(.43)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 8,279	$ 7,041	$ 5,911	$ 8,802	$ 14,548	$ 7,298
Portfolio turnover rate	71% A	116%	120%	219%	196%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,914,249	|
Unrealized depreciation	(200,294)
Net unrealized appreciation (depreciation)	1,713,955
Cost for federal income tax purposes	$ 6,798,108

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $185 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $570 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $26, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arkansas Best Corp.	$ 33,733	$ 6,741	$ -	$ 214	$ 41,345
Hollywood Entertainment Corp.	57,420	-	2,607	-	38,956
InterCept, Inc.	17,777	-	8,995	-	10,026
Strayer Education, Inc.	57,355	-	14,943	77	60,368
Time Warner Telecom, Inc. Class A	4,504	-	1,857	-	77,801
TOTALS	$ 170,789	$ 6,741	$ 28,402	$ 291	$ 228,496

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investments
Advisors

Fidelity International Investments
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

OTC-USAN-0304
1.789288.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Securities Fund: Fidelity OTC Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity OTC Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 26, 2004